Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Taxes [Abstract]
Taxable income percent	16.50%
Income tax rate	25.00%
Subsidiaries had tax loss	$ 240	$ 200